CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 2,299	$ 3,412	$ (8,422)	$ 5,711	$ (8,420)
Other comprehensive income
Actuarial gains and losses	449		(356)	449	(223)
Change in fair value of investments in equity instruments	56	12	90	68	(74)
Tax effect	(142)	(12)	101	(154)	86
Currency translation adjustment generated by the parent company	1,239	(4,173)	1,780	(2,934)	(196)
Items not potentially reclassifiable to profit and loss	1,602	(4,173)	1,615	(2,571)	(407)
Currency translation adjustment	(746)	2,523	(919)	1,777	(940)
Cash flow hedge	(424)	504	231	80	(1,293)
Variation of foreign currency basis spread	(4)		14	(4)	70
Share of other comprehensive income of equity affiliates, net amount	(18)	469	296	451	(927)
Other	(1)	1			3
Tax effect	100	(157)	(78)	(57)	367
Items potentially reclassifiable to profit and loss	(1,093)	3,340	(456)	2,247	(2,720)
Total other comprehensive income (net amount)	509	(833)	1,159	(324)	(3,127)
Comprehensive income	2,808	2,579	(7,263)	5,387	(11,547)
TotalEnergies share	2,670	2,542	(7,253)	5,212	(11,424)
Non-controlling interests	$ 138	$ 37	$ (10)	$ 175	$ (123)